BLACKROCK ETF TRUST II

iShares High Yield Muni Active ETF

(the “Fund”)

Supplement dated September 16, 2025 (the “Supplement”)

to the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”),

each dated January 31, 2023, as supplemented to date

The following changes are made to the Fund’s Summary Prospectus, Prospectus, and SAI as applicable:

The section of the Summary Prospectus entitled “Management — Portfolio Managers” and the section of the Prospectus entitled “Fund Overview — Management — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers. Patrick Haskell, Kevin Maloney, CFA, Ryan McDonald, CFA, Walter O’Connor, CFA and Phillip Soccio, CFA (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. Including the management of the Predecessor Fund, Messrs. Maloney, McDonald, O’Connor and Soccio have been Portfolio Managers of the Fund since 2022, 2023, 2006 and 2022, respectively. Mr. Haskell has been a Portfolio Manager of the Fund since 2025.

On or about March 17, 2026, Walter O’Connor, CFA, will no longer serve as a portfolio manager of the Fund.

The section of the Prospectus entitled “Management — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers. Patrick Haskell, Kevin Maloney, CFA, Ryan McDonald, CFA, Walter O’Connor, CFA and Phillip Soccio, CFA are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Haskell has been employed by BFA or its affiliates as portfolio manager since 2025. Mr. Haskell has been with BlackRock since 2023. Kevin Maloney, CFA, has been employed by BFA or its affiliates as a portfolio manager since 2016. Mr. Maloney has been with BlackRock since 2011. Mr. Ryan McDonald, CFA has been with BlackRock since 2014. Prior to that, Mr. McDonald was a Vice President of Moelis & Co. Mr. Walter O’Connor, CFA has been employed by BFA or its affiliates since 1991. Phillip Soccio, CFA, has been employed by BFA or its affiliates as a portfolio manager since 2007. Mr. Soccio has been with BlackRock since 1998. Including the management of the Predecessor Fund, Messrs. Maloney, McDonald, O’Connor and Soccio have been Portfolio Managers of the Fund since 2022, 2023, 2006 and 2022, respectively. Mr. Haskell has been a Portfolio Manager of the Fund since 2025.

On or about March 17, 2026, Walter O’Connor, CFA, will no longer serve as a portfolio manager of the Fund.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares in the Fund.

The section of the Statement of Additional Information entitled “Investment Advisory, Administrative and Distribution Services — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers. As of October 31, 2024 (except as otherwise noted), the individuals named as Portfolio Managers in the Fund’s Prospectus were also jointly and primarily responsible for the day-to-day management of other BlackRock funds and certain other types of portfolios and/or accounts as follows:

Kevin Maloney

Types of Accounts	Number	Total Assets
Registered Investment Companies	42	$40.39 Billion
Other Pooled Investment Vehicles	0	0
Other Accounts	0	0

Ryan McDonald

Types of Accounts	Number	Total Assets
Registered Investment Companies	5	$8.16 Billion
Other Pooled Investment Vehicles	0	0
Other Accounts	0	0

Walter O’Connor1

Types of Accounts	Number	Total Assets
Registered Investment Companies	33	$29.95 Billion
Other Pooled Investment Vehicles	0	0
Other Accounts	0	0

[1]	On or about March 17, 2026, Walter O’Connor, CFA, will no longer serve as a portfolio manager of the Fund.

Phillip Soccio

Types of Accounts	Number	Total Assets
Registered Investment Companies	34	$26.6 Billion
Other Pooled Investment Vehicles	0	0
Other Accounts	0	0

Patrick Haskell1

Types of Accounts	Number	Total Assets
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	0	0
Other Accounts	0	0

[1]	Information provided as of December 31, 2024.

Pursuant to BFA’s policy, investment opportunities are allocated equitably among the Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply in the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Fund, seeking such investment opportunity. As a consequence, from time to time the Fund may receive a smaller allocation of an investment opportunity than it would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.

Like the Fund, the other portfolios or accounts for which the Portfolio Managers are jointly and primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or its affiliates, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BFA or its affiliates a performance-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with a performance-based fee would pay BFA or its affiliates a portion of that portfolio’s or account’s gains, or would pay BFA or its affiliates more for its services than would otherwise be the case if BFA or any of its affiliates meets or exceeds specified performance targets. Performance-based fee arrangements could present an incentive for BFA or its affiliates to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BFA and each of its affiliates have an obligation to allocate resources and opportunities equitably among portfolios and accounts and intend to do so, shareholders of the Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/

or its affiliates pursuant to varying fee arrangements, including performance-based fee arrangements, there is the potential for a conflict of interest, which may result in the Portfolio Managers favoring those portfolios or accounts with performance-based fee arrangements.

The tables below show, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of October 31, 2024 (except as otherwise noted):

Kevin Maloney

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	0	0
Other Accounts	0	0

Ryan McDonald

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	0	0
Other Accounts	0	0

Walter O’Connor1

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	0	0
Other Accounts	0	0

[1]	On or about March 17, 2026, Walter O’Connor, CFA, will no longer serve as a portfolio manager of the Fund.

Phillip Soccio

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	0	0
Other Accounts	0	0

Patrick Haskell1

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	0	0
Other Accounts	0	0

[1]	Information provided as of December 31, 2024.

Portfolio Manager Compensation Overview

The discussion below describes the compensation of each Portfolio Manager other than Mr. Haskell as of October 31, 2024, and the compensation of Mr. Haskell as of December 31, 2024.

BlackRock, Inc.’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc.

Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. . Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are a combination of market-based indices (e.g., Bloomberg Municipal Bond Index), certain customized indices and certain fund industry peer groups.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Fund have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock, Inc. employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (“RSP”), and the BlackRock Employee Stock Purchase Plan (“ESPP”). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service (the “IRS”) limit ($345,000 for 2024). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock, Inc. contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock, Inc. common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Portfolio Manager Beneficial Holdings

As of October 31, 2024, the Portfolio Managers other than Mr. Haskell did not beneficially own shares of the Fund. As of December 31, 2024, Mr. Haskell did not beneficially own shares of the Fund.

The following table sets forth the dollar range of equity securities in the Predecessor Fund beneficially owned by each portfolio manager of the Predecessor Fund as of October 31, 2024.

Name	Dollar Range of Equity Securities Beneficially Owned in the Predecessor Fund
Kevin Maloney, CFA	$1 - $10,000
Ryan McDonald, CFA	$50,001 - $100,000
Walter O’Connor, CFA[1]	$10,001 - $50,000
Phillip Soccio, CFA	$1 - $10,000

[1]	On or about March 17, 2026, Walter O’Connor, CFA, will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.